ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses are comprised of the following:

	September 30, 2015	December 31, 2014

Commissions payable	$194,090	$179,000
Retirement plan contributions	66,931	80,000
Accrued severance	155,277	82,000
Accrued customer returns	348,620	360,000
Accrued payroll	25,193	-
Accrued prepayment penalties	187,500	-
Accrued equity - fair value	863,364	-
Accrued exit costs	85,000	-
Accrued legal	191,643	-
Accrued hold back	185,000	-
Other accrued liabilities	88,477	274,112
Total	$2,391,095	$975,112